Related Party Transactions	6 Months Ended
Nov. 30, 2015
Notes to Financial Statements
6. Related Party Transactions

a)	During the period ended November 30, 2015, the Company paid back a $30,000 loan to its CEO.

b)	During the three months ended November 30, 2015, the CEO paid accounts payable on behalf of the Company, in the amount of $15,910 (2015 - $nil). Amounts owed to the CEO are unsecured, non-interest bearing, and due on demand.